APPENDIX I

                  UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   FORM 24F-2
         Annual Notice of Securities Sold
             Pursuant to Rule 24f-2

  Read instructions of end of Form before preparing Form
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1.  Name and address of issuer:
    Managers AMG Funds
    40 Richards Avenue
    Norwalk, CT 06854
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2.  The name of each series or class of securities for
    which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

    Essex Aggressive Growth Fund
    First Quadrant Tax-Managed Equity Fund
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3.  Investment Company Act File Number: 811-9521

    Securities Act File Number: 333-84639
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4.  (a)  Last day of fiscal year for which this notice is
         filed:

         October 31, 2001
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4.  (b)  Check box if this Form is being filed late
         (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
         A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4.  (c)  Check box if this is the last time the issuer
         will be filing this Form.

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5. Calculation of registration fee:

   (i)   Aggregate sale price of securities
         sold during the fiscal year in
         pursuant to section 24(f):
                                            $58,478,910
                                            -----------

   (ii)  Aggregate price of securities
         redeemed or repurchased during
         the fiscal year:
                          $98,692,972
                          -----------

   (iii) Aggregate price of securities
         redeemed or repurchased during
         any prior fiscal year ending
         no earlier than October 11, 1995
         that were not previously used to
         reduce registration fees payable
         to the Commission:
                          $         0
                          -----------

  (iv)   Total available redemption credits
         [add Items 5 (ii) and 5 (iii)]:
                                          $98,692,972
                                          -----------

  (v)   Net sales - if Item 5 (i) is greater
        than Item 5 (iv) [subtract Item 5
        (iv) from Item 5 (i)]:            $(40,214,062)
                                          -------------

  (vi)  Redemption credits available for use
        in future years - if Item 5 (i) is
        less than 5 (iv)[subtract Item 5 (iv)
        from Item 5(I)]:
                           $(40,214,062)
                           -------------

  (vii) Multiplier for determining
        registration fee (See Instruction
        C. 9):
                                         X     000239
                                         -------------

  (viii) Registration fee due	[multiply
         Item 5 (v) by Item 5 (vii)]
         (enter "0" if no fee is due):
                                         =$          0
                                         -------------
                                         -------------

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6.  Prepaid Shares

If the response to item 5 (i) was determined by deducting
an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in
effect before [effective date of rescission of rule 24e-
2], then report the amount of securities (number of
shares or other units) deducted here: 0 if there is a
number of shares or other units that were registered
pursuant to rule 24e-2 remaining unsold at the end of the
fiscal year for which this form is filed that are
available for use by the issuer in future fiscal years,
then state that number here: 0
                            ---
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7.  Interest due - if this Form is being filed more than
    90 days after the end of the issuer's fiscal year
    (see Instruction D):
                                        +$         0
                                        ------------
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8.  Total of the amount of the registration fee due plus
    any interest due [line 5 (viii) plus line 7]:
                                         =$         0
                                         ------------
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9.  Date the registration fee and any interest payment
    was sent to the Commission's lockbox depository:



    Method of Delivery:
                           Wire Transfer
                   -----
                           Mail or other means
                   -----
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                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Donald S. Rumery
                              --------------------------
                              Donald S. Rumery, Treasurer
                              --------------------------

Date:	December 19, 2001
      -----------------
*Please print the name and title of the signing officer below the signature.

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